Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - ALPHA STRATEGY FUND July 31, 2019

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a)(b) 100.03%

Lord Abbett Developing Growth Fund, Inc. - Class I*(c)	6,209,391	$195,472
Lord Abbett Securities Trust - International Opportunities Fund - Class I(d)	12,059,341	191,502
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I*(d)	5,576,731	97,091
Lord Abbett Securities Trust – Focused Small Cap Value Fund - Class I*(d)(e)	3,585,790	97,892
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I(d)	9,421,526	195,779
Lord Abbett Securities Trust - Value Opportunities Fund - Class I(d)	10,185,909	194,042
Total Investments in Underlying Funds (cost $969,059,927)		971,778

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.08%

Repurchase Agreement

Repurchase Agreement dated 7/31/2019, 1.45% due 8/1/2019 with Fixed Income Clearing Corp. collateralized by $805,000 of U.S. Treasury Note at 2.50% due 1/31/2021; value: $811,793; proceeds: $793,689 (cost $793,657)	$793	793
Total Investments in Securities 100.11% (cost $969,853,584)		972,571
Liabilities in Excess of Other Assets (0.11)%		(1,035)
Net Assets 100.00%		$971,536

*	Non-income producing security.
(a)	Affiliated issuer (see Note 4).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(d)	Fund investment objective is long-term capital appreciation.
(e)	Formerly Micro-Cap Value Fund

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - ALPHA STRATEGY FUND July 31, 2019

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$971,778	$—	$—	$971,778
Short-Term Investment
Repurchase Agreement	—	793	—	793
Total	$971,778	$793	$—	$972,571

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - FOCUSED GROWTH FUND July 31, 2019

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.71%

Advertising 3.09%

Trade Desk, Inc. (The) Class A*	938	$247

Biotechnology Research & Production 4.43%

Blueprint Medicines Corp.*	2,249	225
Vertex Pharmaceuticals, Inc.*	773	129
Total		354

Business Services 6.50%

Chegg, Inc.*	6,187	278
PayPal Holdings, Inc.*	2,182	241
Total		519

Computer Hardware 3.69%

EPAM Systems, Inc.*	1,523	295

Computer Software 23.22%

Alteryx, Inc. Class A*	2,317	272
Everbridge, Inc.*	2,883	295
Microsoft Corp.	2,518	343
Paycom Software, Inc.*	1,028	248
ServiceNow, Inc.*	1,083	300
Twilio, Inc. Class A*	1,441	201
Veeva Systems, Inc. Class A*	1,184	196
Total		1,855

Drugs 2.38%

GW Pharmaceuticals plc ADR*	1,170	190

Electrical Equipment 6.81%

Advanced Micro Devices, Inc.*	8,280	252
QUALCOMM, Inc.	1,934	141
Xilinx, Inc.	1,320	151
Total		544

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FOCUSED GROWTH FUND July 31, 2019

Investments	Shares	Fair Value (000)
Entertainment 3.44%

Live Nation Entertainment, Inc.*	3,810	$275

Financial Services 5.93%

Mastercard, Inc. Class A	1,741	474

Health Care Products 2.45%

Glaukos Corp.*	2,393	196

Leisure 6.85%

Planet Fitness, Inc. Class A*	3,374	265
YETI Holdings, Inc.*	8,110	282
Total		547

Media 3.05%

Walt Disney Co. (The)	1,708	244

Retail 3.69%

Lululemon Athletica, Inc. (Canada)*(a)	1,542	295

Technology 22.18%

Alibaba Group Holding Ltd. ADR*	1,045	181
Amazon.com, Inc.*	255	476
Facebook, Inc. Class A*	1,634	318
Match Group, Inc.	4,441	334
MercadoLibre, Inc. (Argentina)*(a)	316	196
RingCentral, Inc. Class A*	1,881	267
Total		1,772

Total Common Stocks (cost $6,925,600)		7,807

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - FOCUSED GROWTH FUND July 31, 2019

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 5.68%

Repurchase Agreement

Repurchase Agreement dated 7/31/2019, 1.45% due 8/1/2019 with Fixed Income Clearing Corp. collateralized by $460,000 of U.S. Treasury Note at 2.50% due 1/31/2021; value: $463,881; proceeds: $454,592 (cost $454,574)	$454	$454
Total Investments in Securities 103.39% (cost $7,380,174)		8,261
Liabilities in Excess of Cash and Other Assets (3.39)%		(271)
Net Assets 100.00%		$7,990

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Common Stocks	$7,807	$—	$—	$7,807
Short-Term Investment
Repurchase Agreement	—	454	—	454
Total	$7,807	$454	$—	$8,261

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - FOCUSED SMALL CAP VALUE FUND July 31, 2019

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.53%

Aerospace & Defense 4.33%

National Presto Industries, Inc.	11,900	$1,094
Triumph Group, Inc.	123,003	2,980
Vectrus, Inc.*	33,200	1,343
Total		5,417

Airlines 0.74%

Hawaiian Holdings, Inc.	35,600	925

Auto Components 6.54%

American Axle & Manufacturing Holdings, Inc.*	104,589	1,263
Cooper Tire & Rubber Co.	41,500	1,117
Cooper-Standard Holdings, Inc.*	14,200	703
Dana, Inc.	56,618	946
Gentherm, Inc.*	30,900	1,264
LCI Industries	31,400	2,877
Total		8,170

Automobiles 0.83%

Winnebago Industries, Inc.	25,903	1,044

Banks 10.04%

Ameris Bancorp	34,725	1,381
Bank of N.T. Butterfield & Son Ltd. (The)	16,400	516
Bank OZK	29,640	906
BankUnited, Inc.	17,700	609
Cadence BanCorp	29,600	507
FB Financial Corp.	68,200	2,592
First Merchants Corp.	39,421	1,554
Opus Bank	43,300	970
Sterling Bancorp	58,600	1,281
TCF Financial Corp.	104,500	2,234
Total		12,550

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FOCUSED SMALL CAP VALUE FUND July 31, 2019

Investments	Shares	Fair Value (000)
Beverages 0.93%

Cott Corp. (Canada)(a)	90,600	$1,159

Building Products 4.02%

American Woodmark Corp.*	14,100	1,197
JELD-WEN Holding, Inc.*	60,400	1,323
Masonite International Corp.*	47,000	2,505
Total		5,025

Capital Markets 7.98%

Artisan Partners Asset Management, Inc. Class A	35,800	1,059
Brightsphere Investment Group, Inc.*	250,693	2,682
Golub Capital BDC, Inc.	72,000	1,305
Hercules Capital, Inc.	94,100	1,222
Legg Mason, Inc.	24,200	911
Moelis & Co. Class A	18,100	660
TPG Specialty Lending, Inc.	60,600	1,183
Victory Capital Holdings, Inc. Class A*	53,100	949
Total		9,971

Chemicals 2.38%

AdvanSix, Inc.*	68,400	1,754
Chase Corp.	11,800	1,222
Total		2,976

Commercial Services & Supplies 2.22%

Steelcase, Inc. Class A	163,900	2,772

Communications Equipment 1.65%

Plantronics, Inc.	53,600	2,058

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FOCUSED SMALL CAP VALUE FUND July 31, 2019

Investments	Shares	Fair Value (000)
Construction & Engineering 5.45%

Arcosa, Inc.	74,900	$2,809
EMCOR Group, Inc.	32,192	2,717
Primoris Services Corp.	61,375	1,286
Total		6,812

Consumer Finance 0.52%

EZCORP, Inc. Class A*	66,400	654

Electronic Equipment, Instruments & Components 2.60%

Anixter International, Inc.*	21,200	1,365
AVX Corp.	39,000	594
Tech Data Corp.*	12,800	1,297
Total		3,256

Energy Equipment & Services 2.87%

Cactus, Inc. Class A*	36,500	1,072
Frank’s International NV (Netherlands)*(a)	213,100	1,214
ProPetro Holding Corp.*	71,527	1,297
Total		3,583

Equity Real Estate Investment Trusts 1.06%

Outfront Media, Inc.	48,567	1,320

Food Products 0.50%

Sanderson Farms, Inc.	4,804	629

Health Care Equipment & Supplies 2.39%

Natus Medical, Inc.*	96,196	2,989

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FOCUSED SMALL CAP VALUE FUND July 31, 2019

Investments	Shares		Fair Value (000)
Health Care Providers & Services 1.97%

AMN Healthcare Services, Inc.*		24,000	$1,281
Triple-S Management Corp. Class B*		49,087	1,177
Total			2,458

Hotels, Restaurants & Leisure 0.96%

Brinker International, Inc.		30,093	1,199

Household Products 2.19%

Spectrum Brands Holdings, Inc.		54,627	2,737

Insurance 8.72%

Argo Group International Holdings Ltd.		33,500	2,293
Axis Capital Holdings Ltd.		44,800	2,852
Lancashire Holdings Ltd.(b)	GBP	172,700	1,449
ProSight Global, Inc.*		178,211	3,039
RenaissanceRe Holdings Ltd.		7,000	1,268
Total			10,901

Leisure Products 1.71%

Malibu Boats, Inc. Class A*		71,000	2,139

Machinery 5.58%

Blue Bird Corp.*		98,000	2,031
Columbus McKinnon Corp.		54,300	2,087
Manitowoc Co., Inc. (The)*		79,900	1,434
REV Group, Inc.		53,200	775
Terex Corp.		21,040	641
Total			6,968

Media 3.35%

Entercom Communications Corp. Class A		414,700	2,356
Gray Television, Inc.*		53,168	944
Meredith Corp.		16,084	882
Total			4,182

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FOCUSED SMALL CAP VALUE FUND July 31, 2019

Investments	Shares		Fair Value (000)
Metals & Mining 4.39%

Compass Minerals International, Inc.		23,002	$1,285
Lundin Mining Corp.(b)	CAD	520,300	2,519
Warrior Met Coal, Inc.		68,100	1,685
Total			5,489

Oil, Gas & Consumable Fuels 2.70%

Jagged Peak Energy, Inc.*		300,632	2,207
PBF Energy, Inc. Class A		41,900	1,170
Total			3,377

Semiconductors & Semiconductor Equipment 2.25%

Advanced Energy Industries, Inc.*		23,900	1,396
Ichor Holdings Ltd.*		56,100	1,414
Total			2,810

Specialty Retail 5.25%

Children’s Place, Inc. (The)		13,106	1,280
Signet Jewelers Ltd.		43,311	786
Urban Outfitters, Inc.*		123,951	2,951
Williams-Sonoma, Inc.		23,100	1,540
Total			6,557

Textiles, Apparel & Luxury Goods 1.00%

Carter’s, Inc.		13,500	1,256

Thrifts & Mortgage Finance 0.70%

Essent Group Ltd.*		18,900	872

Tobacco 0.71%

Turning Point Brands, Inc.		23,800	884
Total Common Stocks (cost $120,246,605)			123,139

CORPORATE BONDS 0.90%

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - FOCUSED SMALL CAP VALUE FUND July 31, 2019

Investments	Principal Amount (000)	Fair Value (000)
Real Estate Management & Development

Realogy Group LLC†(c) (cost $1,162,539)	$1,300,000	$1,131

SHORT-TERM INVESTMENT 0.67%

Repurchase Agreement

Repurchase Agreement dated 7/31/2019, 1.45% due 8/1/2019 with Fixed Income Clearing Corp. collateralized by $850,000 of U.S. Treasury Note at 2.50% due 1/31/2021; value: $857,172; proceeds: $836,265 (cost $836,232)	836	836
Total Investments in Securities 100.10% (cost $122,245,376)		125,106
Liabilities in Excess of Cash, Foreign Cash and Other Assets (0.10)%		(131)
Net Assets 100.00%		$124,975

CAD	Canadian dollar.
GBP	British Pound.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	The security has an interest rate 9.38% with a maturity of 4/01/2027.

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Insurance	$9,452	$1,449	$—	$10,901
Remaining Industries	112,238	—	—	112,238
Corporate Bonds	—	1,131	—	1,131
Short-Term Investment
Repurchase Agreement	—	836	—	836
Total	$121,690	$3,416	$—	$125,106

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2019

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.04%

Aerospace & Defense 3.77%

General Dynamics Corp.	208,482	$38,765
United Technologies Corp.	444,340	59,364
Total		98,129

Auto Components 0.91%

Lear Corp.	187,199	23,733

Banks 12.04%

Citigroup, Inc.	650,134	46,263
East West Bancorp, Inc.	547,033	26,263
JPMorgan Chase & Co.	735,643	85,335
Signature Bank	219,640	27,995
U.S. Bancorp	959,905	54,859
Wells Fargo & Co.	1,501,938	72,709
Total		313,424

Beverages 2.38%

PepsiCo, Inc.	484,200	61,886

Biotechnology 0.97%

Amgen, Inc.	70,168	13,092
Gilead Sciences, Inc.	186,853	12,242
Total		25,334

Building Products 1.05%

Masco Corp.	667,590	27,218

Capital Markets 2.95%

Ameriprise Financial, Inc.	17,461	2,541
E*TRADE Financial Corp.	840,177	40,992
T. Rowe Price Group, Inc.	294,201	33,359
Total		76,892

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2019

Investments	Shares	Fair Value (000)
Chemicals 1.97%

Corteva, Inc.*	986,210	$29,093
Dow, Inc.*	460,210	22,293
Total		51,386

Communications Equipment 0.62%

F5 Networks, Inc.*	109,689	16,093

Diversified Telecommunication Services 2.57%

Verizon Communications, Inc.	1,208,410	66,789

Electric: Utilities 4.43%

Duke Energy Corp.	374,522	32,478
Edison International	444,898	33,163
NextEra Energy, Inc.	188,351	39,021
PG&E Corp.*	590,927	10,713
Total		115,375

Electrical Equipment 2.77%

Acuity Brands, Inc.	96,358	12,933
AMETEK, Inc.	309,926	27,773
Hubbell, Inc.	241,156	31,321
Total		72,027

Electronic Equipment, Instruments & Components 1.50%

Avnet, Inc.	860,889	39,101

Energy Equipment & Services 0.81%

National Oilwell Varco, Inc.	889,445	21,187

Entertainment 2.37%

Walt Disney Co. (The)	432,291	61,822

Equity Real Estate Investment Trusts 1.40%
Prologis, Inc.	175,257	14,127
Simon Property Group, Inc.	137,762	22,345
Total		36,472

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2019

Investments	Shares	Fair Value (000)
Food & Staples Retailing 0.88%

Walmart, Inc.	207,882	$22,946

Health Care Equipment & Supplies 1.50%

Medtronic plc (Ireland)(a)	383,119	39,055

Health Care Providers & Services 6.38%

Anthem, Inc.	130,776	38,528
CVS Health Corp.	459,676	25,682
Laboratory Corp. of America Holdings*	115,591	19,364
McKesson Corp.	187,673	26,077
Quest Diagnostics, Inc.	190,231	19,419
Universal Health Services, Inc. Class B	245,300	37,006
Total		166,076

Hotels, Restaurants & Leisure 0.64%

Starbucks Corp.	176,300	16,694

Household Products 3.01%

Clorox Co. (The)	233,606	37,984
Procter & Gamble Co. (The)	342,763	40,460
Total		78,444

Industrial Conglomerates 1.16%

Carlisle Cos., Inc.	208,950	30,133

Insurance 7.80%

American International Group, Inc.	942,322	52,761
Axis Capital Holdings Ltd.	676,616	43,080
Chubb Ltd. (Switzerland)(a)	275,121	42,049
Hartford Financial Services Group, Inc. (The)	751,166	43,290
Travelers Cos., Inc. (The)	149,952	21,986
Total		203,166

Interactive Media & Services 2.28%

Alphabet, Inc. Class A*	30,430	37,070
Facebook, Inc. Class A*	115,070	22,350
Total		59,420

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2019

Investments	Shares	Fair Value (000)
Machinery 3.54%

Cummins, Inc.	243,900	$40,000
Stanley Black & Decker, Inc.	286,091	42,224
Wabtec Corp.	128,329	9,968
Total		92,192

Media 0.25%

Omnicom Group, Inc.	81,623	6,548

Metals & Mining 1.01%

Nucor Corp.	485,485	26,401

Multi-Utilities 1.00%

CMS Energy Corp.	448,900	26,135

Oil, Gas & Consumable Fuels 7.64%

Chevron Corp.	318,730	39,239
Exxon Mobil Corp.	470,539	34,989
Marathon Petroleum Corp.	622,552	35,106
Noble Energy, Inc.	938,905	20,731
Suncor Energy, Inc. (Canada)(a)	1,128,757	32,395
Total SA ADR	707,105	36,586
Total		199,046

Personal Products 1.08%

Unilever NV (United Kingdom)(a)	486,267	28,077

Pharmaceuticals 5.87%

Jazz Pharmaceuticals plc (Ireland)*(a)	95,213	13,271
Johnson & Johnson	248,797	32,398
Merck & Co., Inc.	449,449	37,300
Novartis AG ADR	415,823	38,081
Pfizer, Inc.	819,208	31,818
Total		152,868

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2019

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 1.75%

Intel Corp.	903,378	$45,666

Software 3.26%

Microsoft Corp.	381,000	51,919
Oracle Corp.	583,610	32,857
Total		84,776

Specialty Retail 3.36%

AutoZone, Inc.*	17,383	19,522
Foot Locker, Inc.	634,364	26,047
TJX Cos., Inc. (The)	767,006	41,848
Total		87,417

Technology Hardware, Storage & Peripherals 3.08%

Apple, Inc.	217,300	46,293
HP, Inc.	1,609,586	33,866
Total		80,159

Tobacco 1.04%

Philip Morris International, Inc.	325,362	27,203
Total Common Stocks (cost $2,266,907,307)		2,579,290

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.85%

Repurchase Agreement

Repurchase Agreement dated 7/31/2019, 1.45% due 8/1/2019 with Fixed Income Clearing Corp. collateralized by $48,660,000 of U.S. Treasury Note at 2.50% due 1/31/2021; value: $49,070,593; proceeds: $48,105,526 (cost $48,103,588)	$48,104	48,104
Total Investments in Securities 100.89% (cost $2,315,010,895)		2,627,394
Liabilities in Excess of Cash and Other Assets (0.89)%		(23,171)
Net Assets 100.00%		$2,604,223

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2019

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,579,290	$—	$—	$2,579,290
Short-Term Investment
Repurchase Agreement	—	48,104	—	48,104
Total	$2,579,290	$48,104	$—	$2,627,394

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - GLOBAL EQUITY RESEARCH FUND July 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 97.32%

Austria 0.25%

Oil, Gas & Consumable Fuels
OMV AG	389	$19

Belgium 0.49%

Banks
KBC Group NV	570	37

Brazil 1.16%

Banks 0.42%
Banco do Brasil SA	2,423	31
Metals & Mining 0.46%
Vale SA	2,672	35
Wireless Telecommunication Services 0.28%
TIM Participacoes SA	6,532	21
Total Brazil		87

Canada 1.92%

Aerospace & Defense 0.29%
CAE, Inc.	814	22
Metals & Mining 1.22%
Lundin Mining Corp.	9,175	44
Wheaton Precious Metals Corp.	1,823	48
		92
Oil, Gas & Consumable Fuels 0.41%
Suncor Energy, Inc.	1,065	31
Total Canada		145

China 1.71%

Interactive Media & Services 0.85%
Tencent Holdings Ltd.	1,371	64
Internet & Direct Marketing Retail 0.86%
Alibaba Group Holding Ltd. ADR *	376	65
Total China		129

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL EQUITY RESEARCH FUND July 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
Finland 0.48%

Communications Equipment
Nokia OYJ	6,719	$36

France 8.59%

Aerospace & Defense 0.98%
Airbus SE	520	74
Banks 0.45%
Credit Agricole SA	2,869	34
Beverages 0.69%
Pernod Ricard SA	299	52
Biotechnology 0.25%
Genfit ADR *	1,069	19
Construction & Engineering 0.48%
Vinci SA	349	36
Diversified Telecommunication Services 0.46%
Orange SA	2,335	35
Entertainment 0.57%
Vivendi SA	1,550	43
Food Products 0.58%
Danone SA	502	44
Insurance 1.39%
AXA SA	4,149	104
Machinery 0.49%
Alstom SA	857	37
Oil, Gas & Consumable Fuels 1.36%
Total SA	1,975	102
Textiles, Apparel & Luxury Goods 0.89%
LVMH Moet Hennessy Louis Vuitton SE	162	67
Total France		647

Germany 2.50%

Chemicals 0.19%
Symrise AG	151	14
Industrial Conglomerates 0.77%
Siemens AG Registered Shares	534	58
Real Estate Management & Development 0.70%
Vonovia SE	1,083	53

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL EQUITY RESEARCH FUND July 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
Germany (continued)

Semiconductors & Semiconductor Equipment 0.30%
Infineon Technologies AG	1,210	$22
Textiles, Apparel & Luxury Goods 0.54%
adidas AG	127	41
Total Germany		188

Hong Kong 1.12%

Insurance
AIA Group Ltd.	8,200	84

Ireland 0.89%

Building Products 0.53%
Allegion plc	388	40
Pharmaceuticals 0.36%
Jazz Pharmaceuticals plc *	191	27
Total Ireland		67

Italy 0.25%

Oil, Gas & Consumable Fuels
Eni SpA	1,198	19

Japan 3.24%

Automobiles 0.93%
Toyota Motor Corp.	1,080	70
Building Products 0.28%
Sanwa Holdings Corp.	1,933	21
Household Durables 0.46%
Sony Corp.	610	35
Insurance 0.72%
Tokio Marine Holdings, Inc.	1,012	54
Machinery 0.37%
Komatsu Ltd.	1,274	28
Personal Products 0.48%
Shiseido Co., Ltd.	493	36
Total Japan		244

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL EQUITY RESEARCH FUND July 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
Luxembourg 0.56%

Real Estate Management & Development
Aroundtown SA	5,317	$42

Mexico 0.52%

Banks
Grupo Financiero Banorte SAB de CV	7,771	39

Netherlands 1.90%

Biotechnology 0.29%
uniQure NV *	373	22
Health Care Equipment & Supplies 0.33%
Koninklijke Philips NV	530	25
Oil, Gas & Consumable Fuels 0.84%
Royal Dutch Shell plc B Shares	2,006	63
Semiconductors & Semiconductor Equipment 0.44%
ASML Holding NV	149	33
Total Netherlands		143

South Korea 0.66%

Technology Hardware, Storage & Peripherals
Samsung Electronics Co., Ltd.	1,316	50

Sweden 1.06%

Banks 0.74%
Svenska Handelsbanken AB A Shares	6,228	56
Oil, Gas & Consumable Fuels 0.32%
Lundin Petroleum AB	757	24
Total Sweden		80

Switzerland 1.54%

Insurance 0.45%
Chubb Ltd.	223	34
Pharmaceuticals 1.09%
Novartis AG Registered Shares	897	82
Total Switzerland		116

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL EQUITY RESEARCH FUND July 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
Taiwan 0.85%

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co., Ltd.	7,781	$64

Thailand 0.32%

Health Care Providers & Services
Bangkok Dusit Medical Services PCL	29,395	24

United Arab Emirates 0.19%

Information Technology Services
Network International Holdings plc *†	1,886	14

United Kingdom 6.35%

Aerospace & Defense 0.49%
BAE Systems plc	5,550	37
Banks 0.40%
Standard Chartered plc	3,639	30
Biotechnology 0.13%
Myovant Sciences Ltd.*	1,441	10
Chemicals 0.44%
Linde plc	174	33
Household Products 0.36%
Reckitt Benckiser Group plc	349	27
Insurance 0.66%
Lancashire Holdings Ltd.	5,969	50
Metals & Mining 0.28%
Anglo American plc	845	21
Multi-Utilities 0.68%
National Grid plc	5,019	51
Personal Products 0.96%
Unilever NV	1,235	72
Pharmaceuticals 0.98%
AstraZeneca plc ADR	1,705	74
Tobacco 0.53%
British American Tobacco plc	1,125	40
Wireless Telecommunication Services 0.44%
Vodafone Group plc	17,956	33
Total United Kingdom		478

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL EQUITY RESEARCH FUND July 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
United States 60.77%

Aerospace & Defense 1.37%
Boeing Co. (The)	71	$24
United Technologies Corp.	590	79
		103
Auto Components 0.20%
Lear Corp.	116	15
Banks 3.79%
Citigroup, Inc.	661	47
JPMorgan Chase & Co.	966	112
Signature Bank	283	36
Sterling Bancorp	1,899	41
Wells Fargo & Co.	1,009	49
		285
Beverages 1.66%
Coca-Cola Co. (The)	1,416	74
PepsiCo, Inc.	396	51
		125
Biotechnology 1.47%
AnaptysBio, Inc.*	314	17
BioMarin Pharmaceutical, Inc.*	442	35
Invitae Corp. *	995	27
Repligen Corp. *	338	32
		111
Capital Markets 1.08%
Brightsphere Investment Group, Inc.*	1,874	20
E*TRADE Financial Corp.	846	41
Victory Capital Holdings, Inc. Class A *	1,129	20
		81
Chemicals 1.31%
Ashland Global Holdings, Inc.	307	24
Axalta Coating Systems Ltd. *	805	24
Dow, Inc. *	633	31
Element Solutions, Inc. *	1,979	20
		99
Commercial Services & Supplies 0.89%
Waste Management, Inc.	569	67

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL EQUITY RESEARCH FUND July 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Containers & Packaging 0.35%
Avery Dennison Corp.	223	$26
Diversified Telecommunication Services 0.88%
Verizon Communications, Inc.	1,203	66
Electric: Utilities 1.47%
Evergy, Inc.	655	40
FirstEnergy Corp.	1,613	71
		111
Electrical Equipment 0.85%
AMETEK, Inc.	712	64
Electronic Equipment, Instruments & Components 0.93%
Corning, Inc.	1,120	35
Keysight Technologies, Inc. *	395	35
		70
Energy Equipment & Services 0.20%
Baker Hughes a GE Co.	277	7
National Oilwell Varco, Inc.	317	8
		15
Entertainment 1.00%
Netflix, Inc. *	61	20
Walt Disney Co. (The)	384	55
		75
Equity Real Estate Investment Trusts 1.71%
Alexandria Real Estate Equities, Inc.	486	71
Duke Realty Corp.	1,733	58
		129
Exchange- Traded Funds 6.60%
iShares MSCI Emerging Markets ETF	6,825	285
iShares MSCI Japan ETF	3,908	212
		497
Food & Staples Retailing 1.38%
Sysco Corp.	512	35
Walmart, Inc.	627	69
		104
Health Care Equipment & Supplies 1.02%
ABIOMED, Inc. *	72	20
Align Technology, Inc. *	138	29
Intuitive Surgical, Inc. *	55	28
		77

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL EQUITY RESEARCH FUND July 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Health Care Providers & Services 1.10%
Centene Corp. *	393	$21
CVS Health Corp.	897	50
Guardant Health, Inc. *	129	12
		83
Hotels, Restaurants & Leisure 1.43%
Aramark	1,572	57
Chipotle Mexican Grill, Inc. *	64	51
		108
Household Products 0.89%
Procter & Gamble Co. (The)	567	67
Information Technology Services 2.82%
Conduent, Inc. *	2,534	23
Fidelity National Information Services, Inc.	182	24
Global Payments, Inc.	224	38
GoDaddy, Inc. Class A *	327	24
Mastercard, Inc. Class A	160	43
PayPal Holdings, Inc. *	406	45
Twilio, Inc. Class A *	106	15
		212
Insurance 2.95%
American International Group, Inc.	757	42
Axis Capital Holdings Ltd.	1,237	79
Globe Life, Inc. *	406	37
ProSight Global, Inc. *	1,789	30
RenaissanceRe Holdings Ltd.	186	34
		222
Interactive Media & Services 4.01%
Alphabet, Inc. Class A *	143	174
Facebook, Inc. Class A *	428	83
IAC/InterActiveCorp. *	188	45
		302
Internet & Direct Marketing Retail 2.11%
Amazon.com, Inc. *	85	159
Life Sciences Tools & Services 0.52%
Adaptive Biotechnologies Corp. *	24	1
Agilent Technologies, Inc.	370	25
Illumina, Inc. *	43	13
		39

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL EQUITY RESEARCH FUND July 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Machinery 1.34%
Dover Corp.	426	$41
Flowserve Corp.	532	27
Stanley Black & Decker, Inc.	223	33
		101
Metals & Mining 0.19%
Nucor Corp.	254	14
Multi-Line Retail 0.82%
Dollar Tree, Inc. *	606	62
Multi-Utilities 0.83%
Sempra Energy	461	62
Oil, Gas & Consumable Fuels 1.42%
Marathon Petroleum Corp.	775	44
Noble Energy, Inc.	1,142	25
ONEOK, Inc.	188	13
Parsley Energy, Inc. Class A *	1,524	25
		107
Pharmaceuticals 1.49%
Merck & Co., Inc.	726	60
Zoetis, Inc.	449	52
		112
Road & Rail 0.41%
Old Dominion Freight Line, Inc.	160	27
Uber Technologies, Inc. *	111	4
		31
Semiconductors & Semiconductor Equipment 0.73%
Intel Corp.	642	33
Xilinx, Inc.	195	22
		55
Software 5.43%
Anaplan, Inc. *	231	13
Microsoft Corp.	1,456	199
Oracle Corp.	812	46
Palo Alto Networks, Inc. *	182	41
RingCentral, Inc. Class A *	239	34
salesforce.com, Inc. *	286	44
Splunk, Inc. *	135	18
Zendesk, Inc. *	171	14
		409

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL EQUITY RESEARCH FUND July 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Specialty Retail 1.51%
Foot Locker, Inc.	429	$18
TJX Cos., Inc. (The)	1,386	76
Urban Outfitters, Inc. *	856	20
		114
Technology Hardware, Storage & Peripheral 1.45%
Apple, Inc.	512	109
Tobacco 0.55%
Philip Morris International, Inc.	496	41
Wireless Telecommunication Services 0.61%
T-Mobile US, Inc. *	577	46
Total United States		4,575
Total Common Stocks (cost $6,929,179)		7,327

PREFERRED STOCKS 0.35%

Germany

Automobiles
Volkswagen AG (cost $26,272)	157	26

	Principal Amount (000)
CONVERTIBLE BONDS 0.18%

United States

Pharmaceuticals
Tilray, Inc. †(a) (cost $17,000)	$17,000	14
Total Investments in Securities 97.85% (cost $6,972,451)		7,367
Cash, Foreign Cash and Other Assets in Excess Liabilities 2.15%		162
Net Assets 100.00%		$7,529

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	The security has an interest rate 5.00% with a maturity of 10/01/2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - GLOBAL EQUITY RESEARCH FUND July 31, 2019

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Austria	$—	$19	$—	$19
Belgium	—	37	—	37
Brazil	87	—	—	87
Canada	145	—	—	145
China	65	64	—	129
Finland	—	36	—	36
France	63	584	—	647
Germany	—	188	—	188
Hong Kong	—	84	—	84
Ireland	67	—	—	67
Italy	—	19	—	19
Japan	—	244	—	244
Luxembourg	—	42	—	42
Mexico	39	—	—	39
Netherlands	22	121	—	143
South Korea	—	50	—	50
Sweden	—	80	—	80
Switzerland	34	82	—	116
Taiwan	—	64	—	64
Thailand	—	24	—	24
United Arab Emirates	—	14	—	14
United Kingdom	117	361	—	478
United States	4,575	—	—	4,575
Preferred Stocks	26	—	—	26
Convertible Bonds	—	14	—	14
Total	$5,240	$2,127	$—	$7,367

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - GLOBAL SELECT EQUITY FUND July 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
Common Stocks 95.08%

Bermuda 2.04%

Insurance
Axis Capital Holdings Ltd.	811	$52

Canada 0.90%

Metals & Minerals: Miscellaneous
Lundin Mining Corp.	4,689	23

China 0.71%

Retail
Yum China Holdings, Inc.	398	18

Finland 1.02%

Telecommunications
Nokia OYJ	1,941	10
Nokia OYJ ADR	2,902	16
Total Finland		26

France 9.20%

Beverages 0.47%
Pernod Ricard SA	68	12
Computer Software 0.43%
Ubisoft Entertainment SA *	135	11
Drugs 0.90%
Sanofi	280	23
Food 2.36%
Danone SA	684	60
Insurance 2.36%
AXA SA	2,384	60
Oil 1.78%
Total SA	875	45
Telecommunications 0.90%
Orange SA	1,536	23
Total France		234

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL SELECT EQUITY FUND July 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
Germany 4.09%

Computer Software 1.53%
SAP SE	315	$39
Manufacturing 1.06%
Siemens AG Registered Shares	252	27
Real Estate Investment Trusts 1.50%
Vonovia SE	780	38
Total Germany		104

India 4.17%

Banks: Regional 2.83%
ICICI Bank Ltd. ADR	5,927	72
Insurance 1.34%
ICICI Prudential Life Insurance Co., Ltd. †	5,856	34
Total India		106

Ireland 4.29%

Banks: Regional 3.81%
AIB Group plc	8,480	29
Bank of Ireland Group plc	15,450	68
		97
Biotechnology Research & Production 0.48%
Amarin Corp. plc ADR *	656	12
Total Ireland		109

Italy 0.51%

Banks: Regional
Mediobanca Banca di Credito Finanziario SpA	1,347	13

Japan 3.70%

Automotive 0.59%
Toyota Motor Corp.	233	15
Food 1.18%
Seven & i Holdings Co., Ltd.	881	30
Household Furnishings 1.38%
Sony Corp.	605	35

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL SELECT EQUITY FUND July 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Retail: Specialty 0.55%
Shiseido Co., Ltd.	190	$14
Total Japan		94

Luxembourg 1.34%

Real Estate Investment Trusts
Aroundtown SA	4,314	34

Mexico 2.44%

Banks: Regional 1.42%
Grupo Financiero Banorte SAB de CV	7,132	36
Building Materials 1.02%
Cemex SAB de CV ADR	7,200	26
Total Mexico		62

Netherlands 1.26%

Banks: Regional
ING Groep NV	2,895	32

Portugal 0.59%

Banks: Regional
Banco Comercial Portugues SA	58,607	15

South Korea 0.90%

Electrical Equipment
Samsung Electronics Co., Ltd.	611	23

Switzerland 2.36%

Drugs 1.38%
Novartis AG Registered Shares	378	35
Food 0.98%
Nestle SA Registered Shares	238	25
Total Switzerland		60

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL SELECT EQUITY FUND July 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
Thailand 0.51%

Health Care Services
Bangkok Dusit Medical Services PCL	15,717	$13

Turkey 1.14%

Diversified 0.67%
KOC Holding AS	4,931	17
Engineering & Contracting Services 0.47%
TAV Havalimanlari Holding AS	2,715	12
Total Turkey		29

United Kingdom 9.12%

Banks: Regional 2.36%
Royal Bank of Scotland Group plc	22,750	60
Drugs 1.53%
AstraZeneca plc	448	39
Household Equipment/Products 0.91%
Reckitt Benckiser Group plc	300	23
Natural Gas 1.61%
National Grid plc	3,989	41
Retail: Specialty 2.71%
Unilever plc	1,145	69
Total United Kingdom		232

United States 44.79%

Air Transportation 1.73%
Alaska Air Group, Inc.	279	18
Southwest Airlines Co.	501	26
		44
Banks: Regional 1.49%
Citigroup, Inc.	539	38
Beverages 3.11%
Coca-Cola Co. (The)	1,223	65
PepsiCo, Inc.	112	14
		79

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL SELECT EQUITY FUND July 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Chemicals 1.45%
Axalta Coating Systems Ltd. *	557	$16
Dow, Inc. *	432	21
		37
Computer Hardware 2.20%
Conduent, Inc. *	2,603	24
DXC Technology Co.	573	32
		56
Computer Software 2.60%
Fidelity National Information Services, Inc.	270	36
Microsoft Corp.	218	30
		66
Drugs 4.17%
CVS Health Corp.	1,215	68
Merck & Co., Inc.	171	14
Neurocrine Biosciences, Inc. *	253	24
		106
Electric: Power 1.69%
FirstEnergy Corp.	354	15
Sempra Energy	205	28
		43
Entertainment 0.79%
AMC Entertainment Holdings, Inc. Class A	1,663	20
Environmental Services 0.83%
Pentair plc	549	21
Financial Services 1.45%
E*TRADE Financial Corp.	764	37
Food/Beverage 1.49%
Aramark	1,062	38
Machinery: Industrial/Specialty 0.71%
Stanley Black & Decker, Inc.	121	18
Media 4.29%
Charter Communications, Inc. Class A *	82	32
Walt Disney Co. (The)	538	77
		109
Oil 1.69%
Marathon Petroleum Corp.	371	21
Noble Energy, Inc.	554	12
Parsley Energy, Inc. Class A *	612	10
		43

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL SELECT EQUITY FUND July 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Real Estate Investment Trusts 0.67%
Alexandria Real Estate Equities, Inc.	114	$17
Retail 6.17%
Dollar Tree, Inc. *	353	36
McDonald’s Corp.	100	21
TJX Cos., Inc. (The)	702	38
Walmart, Inc.	563	62
		157
Technology 3.89%
Alphabet, Inc. Class A *	41	50
IAC/InterActiveCorp. *	89	21
Palo Alto Networks, Inc. *	121	28
		99
Telecommunications 1.65%
Corning, Inc.	408	12
T-Mobile US, Inc. *	372	30
		42
Transportation: Miscellaneous 2.71%
United Parcel Service, Inc. Class B	574	69
Total United States		1,139
Total Common Stocks (cost $2,456,577)		2,418
Total Investments in Securities 95.08% (cost $2,456,577)		2,418
Cash, Foreign Cash and Other Assets in Excess of Liabilities(a) 4.92%		125
Net Assets 100.00%		$2,543

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at July 31, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	Toronto Dominion Bank	8/21/2019	154,000	$173,145	$170,736	$2,409

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - GLOBAL SELECT EQUITY FUND July 31, 2019

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Buy	Barclays Bank plc	8/21/2019	77,000	$88,165	$85,368	$(2,797)

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Bermuda	$52	$—	$—	$52
Canada	23	—	—	23
China	18	—	—	18
Finland	16	10	—	26
France	59	175	—	234
Germany	—	104	—	104
India	72	34	—	106
Ireland	41	68	—	109
Italy	—	13	—	13
Japan	—	94	—	94
Luxembourg	—	34	—	34
Mexico	62	—	—	62
Netherlands	—	32	—	32
Portugal	—	15	—	15
South Korea	—	23	—	23
Switzerland	—	60	—	60
Thailand	—	13	—	13
Turkey	—	29	—	29
United Kingdom	—	232	—	232
United States	1,139	—	—	1,139
Total	$1,482	$936	$—	$2,418
Other Financial Instruments
Forward Foreign Currency Exchange Contract
Assets	$—	$2	$—	$2
Liabilities		(3)		(3)
Total	$—	$(1)	$—	$(1)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND July 31, 2019

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.07%

Aerospace & Defense 3.62%

HEICO Corp.	444,836	$60,832
L3Harris Technologies, Inc.*	143,445	29,779
Teledyne Technologies, Inc.*	186,605	54,354
Total		144,965

Biotechnology 5.00%

Amarin Corp. plc ADR*	2,060,333	38,302
Argenx SE ADR*	211,224	29,668
Blueprint Medicines Corp.*	453,911	45,459
Sage Therapeutics, Inc.*	135,562	21,736
Sarepta Therapeutics, Inc.*	195,373	29,081
Vertex Pharmaceuticals, Inc.*	215,128	35,845
Total		200,091

Capital Markets 2.11%

MarketAxess Holdings, Inc.	118,616	39,978
MSCI, Inc.	195,456	44,416
Total		84,394

Communications Equipment 0.49%

Ubiquiti Networks, Inc.	152,654	19,651

Diversified Consumer Services 2.28%

Chegg, Inc.*	1,138,248	51,130
New Oriental Education & Technology Group, Inc. ADR*	383,412	39,994
Total		91,124

Electrical Equipment 1.22%

AMETEK, Inc.	545,426	48,876

Electronic Equipment, Instruments & Components 1.20%

Keysight Technologies, Inc.*	538,234	48,183

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND July 31, 2019

Investments	Shares	Fair Value (000)
Entertainment 3.67%

Live Nation Entertainment, Inc.*	913,904	$65,856
Walt Disney Co. (The)	424,344	60,686
World Wrestling Entertainment, Inc. Class A	278,596	20,276
Total		146,818

Equity Real Estate Investment Trusts 1.06%

American Tower Corp.	200,767	42,486

Health Care Equipment & Supplies 3.84%
Danaher Corp.	209,870	29,487
DexCom, Inc.*	229,643	36,024
Glaukos Corp.*	395,020	32,265
Penumbra, Inc.*	196,006	32,851
Tandem Diabetes Care, Inc.*	366,437	23,243
Total		153,870

Health Care Technology 1.46%

Veeva Systems, Inc. Class A*	352,938	58,552

Hotels, Restaurants & Leisure 4.63%

Chipotle Mexican Grill, Inc.*	79,586	63,313
Planet Fitness, Inc. Class A*	799,777	62,910
Starbucks Corp.	624,627	59,146
Total		185,369

Household Durables 1.05%

Roku, Inc.*	404,882	41,836

Industrial Conglomerates 1.02%

Roper Technologies, Inc.	112,701	40,984

Information Technology Services 11.12%

EPAM Systems, Inc.*	229,350	44,446
Mastercard, Inc. Class A	428,863	116,767

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND July 31, 2019

Investments	Shares	Fair Value (000)
Information Technology Services (continued)

Okta, Inc.*	455,729	$59,623
PayPal Holdings, Inc.*	592,646	65,428
Shopify, Inc. Class A (Canada)*(a)	122,151	38,829
Twilio, Inc. Class A*	390,960	54,386
Visa, Inc. Class A	368,965	65,676
Total		445,155

Interactive Media & Services 7.35%

Alphabet, Inc. Class A*	36,169	44,061
Facebook, Inc. Class A*	440,217	85,503
Match Group, Inc.	1,102,948	83,041
Snap, Inc. Class A*	1,730,206	29,067
Twitter, Inc.*	1,242,509	52,571
Total		294,243

Internet & Direct Marketing Retail 9.20%

Alibaba Group Holding Ltd. ADR*	230,691	39,935
Amazon.com, Inc.*	104,673	195,402
Chewy, Inc. Class A*	403,097	13,528
Etsy, Inc.*	551,556	36,965
MercadoLibre, Inc. (Argentina)*(a)	132,745	82,490
Total		368,320

Leisure Products 1.35%

YETI Holdings, Inc.*	1,558,721	54,181

Life Sciences Tools & Services 1.18%

Thermo Fisher Scientific, Inc.	170,543	47,356

Pharmaceuticals 2.22%

GW Pharmaceuticals plc ADR*	274,416	44,538
Zoetis, Inc.	386,352	44,388
Total		88,926

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND July 31, 2019

Investments	Shares	Fair Value (000)
Professional Services 1.04%

TransUnion	504,034	$41,729

Road & Rail 0.38%

Uber Technologies, Inc.*	359,889	15,166

Semiconductors & Semiconductor Equipment 4.44%

Advanced Micro Devices, Inc.*	1,790,716	54,527
QUALCOMM, Inc.	411,505	30,106
Universal Display Corp.	242,298	51,144
Xilinx, Inc.	367,294	41,949
Total		177,726

Software 23.35%

Alteryx, Inc. Class A*	430,339	50,582
Atlassian Corp. plc Class A (Australia)*(a)	272,910	38,240
Crowdstrike Holdings, Inc. Class A*	419,639	37,377
Elastic NV*	499,601	49,376
Everbridge, Inc.*	634,276	64,886
Five9, Inc.*	672,758	33,214
HubSpot, Inc.*	255,323	45,631
Intuit, Inc.	166,488	46,169
Microsoft Corp.	1,228,677	167,432
Paycom Software, Inc.*	280,488	67,527
RingCentral, Inc. Class A*	432,150	61,357
ServiceNow, Inc.*	248,577	68,953
Slack Technologies, Inc. Class A*	680,000	22,726
Trade Desk, Inc. (The) Class A*	259,288	68,273
Workday, Inc. Class A*	191,779	38,352
Zoom Video Communications, Inc. Class A*	274,353	26,203
Zscaler, Inc.*	578,777	48,774
Total		935,072

Specialty Retail 1.02%

Tractor Supply Co.	376,018	40,915

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND July 31, 2019

Investments	Shares	Fair Value (000)
Technology Hardware, Storage & Peripherals 1.12%

Apple, Inc.	210,765	$44,901

Textiles, Apparel & Luxury Goods 2.65%

Lululemon Athletica, Inc. (Canada)*(a)	301,164	57,549
NIKE, Inc. Class B	566,279	48,717
Total		106,266
Total Common Stocks (cost $3,198,282,758)		3,967,155

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.01%

Repurchase Agreement

Repurchase Agreement dated 7/31/2019, 1.45% due 8/1/2019 with Fixed Income Clearing Corp. collateralized by $40,855,000 of U.S. Treasury Note at 2.50% due 1/31/2021; value: $41,199,734; proceeds: $40,388,939 (cost $40,387,312)	$40,388	40,388
Total Investments in Securities 100.08% (cost $3,238,670,070)		4,007,543
Liabilities in Excess of Cash and Other Assets (0.08)%		(3,278)
Net Assets 100.00%		$4,004,265

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$3,967,155	$—	$—	$3,967,155
Short-Term Investments
Repurchase Agreement	—	40,388	—	40,388
Total	$3,967,155	$40,388	$—	$4,007,543

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL EQUITY FUND July 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
Common Stocks 98.08%

Australia 3.40%

Banks 1.43%
Westpac Banking Corp.	334,025	$6,554
Metals & Mining 1.97%
BHP Group Ltd.	327,498	9,016
Total Australia		15,570

Belgium 0.88%

Banks
KBC Group NV	62,413	4,013

Bermuda 1.26%

Insurance
Axis Capital Holdings Ltd.	90,436	5,758

Brazil 2.55%

Banks
Banco do Brasil SA	395,300	5,098
Itau Unibanco Holding SA ADR	716,678	6,558
Total Brazil		11,656

Canada 4.27%

Aerospace & Defense 1.75%
CAE, Inc.	296,600	7,998
Entertainment 0.67%
Entertainment One Ltd.	577,200	3,083
Metals & Mining 0.94%
Lundin Mining Corp.	888,800	4,303
Oil, Gas & Consumable Fuels 0.91%
Suncor Energy, Inc.	144,900	4,158
Total Canada		19,542

China 4.03%

Insurance 1.10%
Ping An Insurance Group Co. of China Ltd. Class H	426,500	5,026
Internet & Direct Marketing Retail 2.36%
Alibaba Group Holding Ltd. ADR *	62,421	10,806

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL EQUITY FUND July 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
China (continued)

Real Estate Management & Development 0.57%
Logan Property Holdings Co., Ltd.	1,726,000	$2,610
Total China		18,442

Denmark 1.53%

Beverages 0.51%
Carlsberg A/S	17,166	2,345
Insurance 1.02%
Tryg A/S	152,168	4,644
Total Denmark		6,989

France 14.20%

Aerospace & Defense 1.31%
Safran SA	41,743	5,993
Auto Components 1.23%
Cie Generale des Etablissements Michelin SCA	51,059	5,644
Beverages 1.54%
Pernod Ricard SA	40,240	7,061
Construction & Engineering 1.98%
Vinci SA	87,861	9,038
Entertainment 0.67%
Vivendi SA	111,201	3,089
Food Products 1.45%
Danone SA	76,593	6,647
Oil, Gas & Consumable Fuels 1.72%
Total SA	151,421	7,848
Personal Products 1.36%
L’Oreal SA	23,202	6,208
Pharmaceuticals 1.31%
Sanofi	71,977	5,998
Textiles, Apparel & Luxury Goods 1.63%
LVMH Moet Hennessy Louis Vuitton SE	18,023	7,445
Total France		64,971

Germany 9.26%

Auto Components 0.82%
Continental AG	27,431	3,761
Automobiles 1.17%
Volkswagen AG	31,375	5,349

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL EQUITY FUND July 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
Germany (continued)

Chemicals 1.16%
Symrise AG	57,367	$5,286
Industrial Conglomerates 0.65%
Rheinmetall AG	26,367	2,992
Insurance 2.02%
Allianz SE Registered Shares	39,761	9,225
Media 0.35%
Stroeer SE & Co. KGaA	20,611	1,624
Real Estate Management & Development 1.16%
Vonovia SE	108,318	5,288
Software 1.93%
SAP SE	72,177	8,823
Total Germany		42,348

Hong Kong 3.85%

Capital Markets 0.91%
Hong Kong Exchanges & Clearing Ltd.	123,600	4,154
Insurance 2.13%
AIA Group Ltd.	950,400	9,728
Real Estate Management & Development 0.81%
Kerry Properties Ltd.	988,500	3,712
Total Hong Kong		17,594

India 2.33%

Banks
HDFC Bank Ltd. ADR	37,977	4,367
ICICI Bank Ltd. ADR	516,012	6,300
Total India		10,667

Indonesia 2.44%

Banks
Bank Mandiri Persero Tbk PT	5,100,900	2,870
Bank Rakyat Indonesia Persero Tbk PT	26,197,300	8,301
Total Indonesia		11,171

Ireland 3.50%

Construction Materials 1.52%
CRH plc	209,282	6,978
Information Technology Services 1.18%
Accenture plc Class A	28,099	5,411

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL EQUITY FUND July 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
Ireland (continued)

Life Sciences Tools & Services 0.80%
ICON plc *	23,327	$3,643
Total Ireland		16,032

Israel 1.43%

Software
Nice Ltd. ADR *	42,881	6,549

Japan 11.46%

Automobiles 1.69%
Toyota Motor Corp.	119,600	7,728
Building Products 1.19%
Daikin Industries Ltd.	43,900	5,449
Commercial Services & Supplies 1.07%
Secom Co. Ltd.	62,500	4,898
Electrical Equipment 1.19%
Nidec Corp.	40,800	5,456
Electronic Equipment, Instruments & Components 0.53%
Murata Manufacturing Co., Ltd.	52,900	2,422
Health Care Equipment & Supplies 1.24%
Hoya Corp.	73,600	5,644
Household Durables 1.15%
Sony Corp.	92,400	5,255
Information Technology Services 2.09%
NS Solutions Corp.	147,000	4,952
SCSK Corp.	97,300	4,619
		9,571
Personal Products 1.31%
Shiseido Co., Ltd.	81,300	5,982
Total Japan		52,405

Netherlands 4.21%

Health Care Equipment & Supplies 1.14%
Koninklijke Philips NV	110,659	5,191
Oil, Gas & Consumable Fuels 1.82%
Royal Dutch Shell plc B Shares	264,057	8,340
Semiconductors & Semiconductor Equipment 1.25%
ASML Holding NV	25,713	5,730
Total Netherlands		19,261

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL EQUITY FUND July 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
Russia 1.33%

Oil, Gas & Consumable Fuels
Lukoil PJSC ADR	73,980	$6,071

Singapore 1.54%

Banks
United Overseas Bank Ltd.	369,200	7,034

South Korea 1.03%

Technology Hardware, Storage & Peripherals
Samsung Electronics Co., Ltd.	125,015	4,735

Sweden 4.22%

Banks 0.79%
Svenska Handelsbanken AB A Shares	398,772	3,588
Building Products 1.06%
Assa Abloy AB Class B	211,296	4,847
Communications Equipment 0.72%
Telefonaktiebolaget LM Ericsson B Shares	377,061	3,299
Machinery 0.92%
Sandvik AB	273,511	4,197
Oil, Gas & Consumable Fuels 0.73%
Lundin Petroleum AB	106,572	3,352
Total Sweden		19,283

Switzerland 6.43%

Food Products 2.92%
Nestle SA Registered Shares	126,000	13,367
Insurance 1.46%
Swiss Life Holding AG Registered Shares	13,835	6,686
Pharmaceuticals 2.05%
Novartis AG Registered Shares	102,314	9,382
Total Switzerland		29,435

Taiwan 1.72%

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	184,833	7,879

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL EQUITY FUND July 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
United Arab Emirates 0.31%

Information Technology Services
Network International Holdings plc *†	190,000	$1,415

United Kingdom 9.68%

Metals & Mining 1.68%
Anglo American plc	314,157	7,698
Multi-Utilities 1.06%
National Grid plc	474,152	4,860
Oil, Gas & Consumable Fuels 1.12%
BP plc	775,596	5,132
Paper & Forest Products 1.08%
Mondi plc	225,411	4,911
Personal Products 1.48%
Unilever NV	117,034	6,784
Pharmaceuticals 2.06%
AstraZeneca plc	109,030	9,419
Trading Companies & Distributors 1.20%
Ashtead Group plc	198,869	5,468
Total United Kingdom		44,272

United States 1.22%

Information Technology Services
Fidelity National Information Services, Inc.	41,790	5,568
Total Common Stocks (cost $418,797,316)		448,660

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.12%

Repurchase Agreement

Repurchase Agreement dated 7/31/2019, 1.45% due 8/1/2019 with Fixed Income Clearing Corp. collateralized by $4,655,000 of U.S. Treasury Bond at 7.875% due 2/15/2021; value: $5,239,086; proceeds: $5,135,753 (cost $5,135,546)	$5,136	5,136
Total Investments in Securities 99.20% (cost $423,932,862)		453,796
Cash, Foreign Cash and Other Assets in Excess Liabilities 0.80%		3,645
Net Assets 100.00%		$457,441

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL EQUITY FUND July 31, 2019

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Australia	$—	$15,570	$—	$15,570
Belgium	—	4,013	—	4,013
Bermuda	5,758	—	—	5,758
Brazil	11,656	—	—	11,656
Canada	16,459	3,083	—	19,542
China	10,806	7,636	—	18,442
Denmark	2,345	4,644	—	6,989
France	6,647	58,324	—	64,971
Germany	—	42,348	—	42,348
Hong Kong	—	17,594	—	17,594
India	10,667	—	—	10,667
Indonesia	—	11,171	—	11,171
Ireland	9,054	6,978	—	16,032
Israel	6,549	—	—	6,549
Japan	—	52,405	—	52,405
Netherlands	—	19,261	—	19,261
Russia	—	6,071	—	6,071
Singapore	—	7,034	—	7,034
South Korea	—	4,735	—	4,735
Sweden	—	19,283	—	19,283
Switzerland	—	29,435	—	29,435
Taiwan	7,879	—	—	7,879
United Arab Emirates	—	1,415	—	1,415
United Kingdom	—	44,272	—	44,272
United States	5,568	—	—	5,568
Short-Term Investment
Repurchase Agreement	—	5,136	—	5,136
Total	$93,388	$360,408	$—	$453,796

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
Common Stocks 96.99%

Australia 2.66%

Auto Components 0.67%
GUD Holdings Ltd.	612,332	$3,967
Diversified Financial Services 0.72%
IMF Bentham Ltd. *	1,833,842	4,283
Electric: Utilities 1.27%
AusNet Services	6,267,654	7,593
Total Australia		15,843

Belgium 0.64%

Wireless Telecommunication Services
Orange Belgium SA	166,663	3,810

Canada 5.19%

Aerospace & Defense 1.83%
CAE, Inc.	404,500	10,908
Entertainment 1.39%
Entertainment One Ltd.	1,544,654	8,249
Metals & Mining 0.96%
Lundin Mining Corp.	1,183,000	5,728
Paper & Forest Products 0.94%
Interfor Corp. *	613,400	5,563
Software 0.07%
Lightspeed POS, Inc. *	14,600	438
Total Canada		30,886

Denmark 1.15%

Machinery
FLSmidth & Co. A/S	166,353	6,813

Finland 0.53%

Health Care Providers & Services
Terveystalo OYJ *†	319,870	3,159

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
France 2.59%

Biotechnology 0.52%
Genfit ADR *	176,751	$3,097
Construction Materials 0.57%
Vicat SA	75,301	3,379
Health Care Providers & Services 1.50%
Korian SA	226,129	8,925
Total France		15,401

Germany 7.52%

Biotechnology 0.85%
MorphoSys AG *	42,161	5,087
Industrial Conglomerates 0.93%
Rheinmetall AG	48,585	5,513
Interactive Media & Services 0.87%
XING SE	13,440	5,148
Life Sciences Tools & Services 1.14%
Gerresheimer AG	87,113	6,776
Machinery 0.57%
Deutz AG	493,280	3,405
Media 0.55%
Stroeer SE & Co. KGaA	41,674	3,283
Real Estate Management & Development 2.61%
LEG Immobilien AG	65,191	7,518
PATRIZIA AG	415,046	8,018
		15,536
Total Germany		44,748

Hong Kong 6.07%

Auto Components 1.25%
Xinyi Glass Holdings Ltd.	7,348,000	7,407
Consumer Finance 0.87%
Sun Hung Kai & Co., Ltd.	11,306,000	5,189
Hotels, Restaurants & Leisure 0.61%
Melco International Development Ltd.	1,497,000	3,642
Pharmaceuticals 0.58%
SSY Group Ltd.	3,858,000	3,421
Real Estate Management & Development 0.74%
Kerry Properties Ltd.	1,175,500	4,414
Semiconductors & Semiconductor Equipment 1.42%
ASM Pacific Technology Ltd.	719,000	8,409

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
Hong Kong (continued)

Textiles, Apparel & Luxury Goods 0.60%
Stella International Holdings Ltd.	2,223,932	$3,585
Total Hong Kong		36,067

India 0.60%

Consumer Finance
Satin Creditcare Network Ltd. *	920,924	3,567

Indonesia 2.05%

Banks 0.69%
Bank Tabungan Negara Persero Tbk PT	23,827,300	4,140
Consumer Finance 0.20%
PT Clipan Finance Indonesia Tbk *	52,233,850	1,181
Media 1.16%
Media Nusantara Citra Tbk PT	70,520,300	6,883
Total Indonesia		12,204

Ireland 7.37%

Beverages 1.85%
C&C Group plc	2,437,534	11,009
Equity Real Estate Investment Trusts 1.73%
Hibernia REIT plc	6,149,489	10,279
Health Care Providers & Services 1.75%
UDG Healthcare plc	1,073,931	10,398
Household Durables 1.35%
Cairn Homes plc *	2,203,154	2,590
Glenveagh Properties plc *†	7,131,070	5,416
		8,006
Information Technology Services 0.69%
Keywords Studios plc	204,613	4,107
Total Ireland		43,799

Israel 1.01%

Food Products
Strauss Group Ltd.	198,141	5,979

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
Italy 4.98%

Auto Components 1.15%
Freni Brembo SpA	669,238	$6,845
Capital Markets 1.40%
Anima Holding SpA †	2,263,058	8,319
Construction Materials 1.08%
Buzzi Unicem SpA	314,075	6,383
Diversified Financial Services 0.83%
doValue SpA †	394,013	4,955
Textiles, Apparel & Luxury Goods 0.52%
Brunello Cucinelli SpA	97,843	3,099
Total Italy		29,601

Japan 19.18%

Chemicals 0.81%
Kansai Paint Co., Ltd.	244,500	4,828
Construction & Engineering 1.60%
SHO-BOND Holdings Co., Ltd.	277,400	9,523
Containers & Packaging 0.46%
Fuji Seal International, Inc.	93,300	2,733
Distributors 1.24%
PALTAC Corp.	151,300	7,386
Electronic Equipment, Instruments & Components 2.26%
Azbil Corp.	416,800	9,950
Iriso Electronics Co., Ltd.	76,600	3,494
		13,444
Entertainment 0.73%
Capcom Co., Ltd.	208,000	4,343
Equity Real Estate Investment Trusts 1.56%
GLP J-REIT	8,283	9,243
Food Products 1.18%
Nichirei Corp.	303,600	7,024
Health Care Providers & Services 0.50%
Japan Lifeline Co., Ltd.	168,000	2,957
Information Technology Services 2.83%
NS Solutions Corp.	269,800	9,089
TIS, Inc.	149,400	7,755
		16,844
Machinery 1.83%
CKD Corp.	740,700	8,126
DMG Mori Co., Ltd.	189,900	2,751
		10,877

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Professional Services 0.60%
TechnoPro Holdings, Inc.	63,200	$3,569
Real Estate Management & Development 1.46%
Kenedix, Inc.	1,717,000	8,702
Specialty Retail 1.16%
Bic Camera, Inc.	314,700	3,102
United Arrows Ltd.	131,800	3,777
		6,879
Thrifts & Mortgage Finance 0.33%
Aruhi Corp.	103,400	1,943
Wireless Telecommunication Services 0.63%
Okinawa Cellular Telephone Co.	112,600	3,763
Total Japan		114,058

Netherlands 2.83%

Biotechnology 0.36%
uniQure NV *	36,208	2,124
Hotels, Restaurants & Leisure 1.37%
Basic-Fit NV *†	258,804	8,179
Machinery 1.10%
Aalberts NV	161,918	6,515
Total Netherlands		16,818

Philippines 2.00%

Industrial Conglomerates 1.07%
Alliance Global Group, Inc.	20,754,300	6,335
Real Estate Management & Development 0.93%
Filinvest Land, Inc.	148,552,000	5,547
Total Philippines		11,882

Portugal 2.01%

Banks 0.72%
Banco Comercial Portugues SA	16,700,746	4,268
Multi-Utilities 1.29%
REN - Redes Energeticas Nacionais SGPS SA	2,851,655	7,708
Total Portugal		11,976

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
South Korea 1.76%

Food & Staples Retailing 0.64%
GS Retail Co., Ltd.	120,443	$3,788
Semiconductors & Semiconductor Equipment 1.12%
WONIK IPS Co., Ltd.	321,888	6,677
Total South Korea		10,465

Spain 3.81%

Food Products 1.45%
Ebro Foods SA	430,695	8,654
Household Durables 0.16%
Neinor Homes SA *†	77,568	952
Professional Services 1.65%
Applus Services SA	697,045	9,798
Real Estate Management & Development 0.55%
Aedas Homes SAU *†	144,943	3,279
Total Spain		22,683

Sweden 3.32%

Commercial Services & Supplies 2.50%
Bravida Holding AB †	691,997	5,747
Loomis AB Class B	264,243	9,089
		14,836
Food & Staples Retailing 0.82%
Axfood AB	232,860	4,903
Total Sweden		19,739

Switzerland 2.68%
Containers & Packaging 1.60%
SIG Combibloc Group AG *	781,253	9,518
Machinery 1.08%
Sulzer AG	63,913	6,440
Total Switzerland		15,958

Taiwan 1.03%

Semiconductors & Semiconductor Equipment
Realtek Semiconductor Corp.	920,000	6,110

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
United Arab Emirates 0.57%

Information Technology Services
Network International Holdings plc *†	453,285	$3,375

United Kingdom 10.47%

Aerospace & Defense 1.05%
Senior plc	2,558,219	6,247
Beverages 1.49%
Britvic plc	795,787	8,841
Capital Markets 1.39%
Man Group plc	4,009,157	8,275
Consumer Finance 1.46%
Arrow Global Group plc	2,654,126	8,689
Insurance 1.07%
Lancashire Holdings Ltd.	755,313	6,338
Internet & Direct Marketing Retail 0.60%
Trainline plc *†	690,358	3,593
Machinery 0.73%
Concentric AB	351,622	4,331
Media 0.72%
Huntsworth plc	3,510,333	4,269
Multi-Line Retail 1.13%
B&M European Value Retail SA	1,503,041	6,747
Pharmaceuticals 0.83%
Dechra Pharmaceuticals plc	138,065	4,931
Total United Kingdom		62,261

United States 3.30%

Exchange- Traded Funds 1.56%
VanEck Vectors Junior Gold Miners	248,161	9,316
Insurance 1.74%
Axis Capital Holdings Ltd.	162,349	10,337
Total United States		19,653

Vietnam 1.67%

Closed-Ended Fund
VinaCapital Vietnam Opportunity Fund Ltd.	2,348,855	9,941
Total Common Stocks (cost $600,057,292)		576,796

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2019

Investments	Principal Amount (000)	U.S. $ Fair Value (000)
SHORT-TERM INVESTMENT 3.69%

Repurchase Agreement

Repurchase Agreement dated 7/31/2019, 1.45% due 8/1/2019 with Fixed Income Clearing Corp. collateralized by $22,220,000 of U.S. Treasury Note at 2.50% due 01/31/2021; value: $22,407,492; proceeds: $21,964,093 (cost $21,963,208)	$21,963	$21,963
Total Investments in Securities 100.68% (cost $622,020,500)		598,759
Liabilities in Excess of Cash, Foreign Cash and Other Assets(a) (0.68)%		(4,037)
Net Assets 100.00%		$594,722

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation on swaps as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2019

Open Total Return Swap Contracts at July 31, 2019:

Swap Counterparty	Referenced Index*	Referenced Spread	Units	Position	Termination Date	Notional Amount	Notional Value	Unrealized Appreciation
Bank of America	MLEILAEN	1 Mo. LIBOR + .28%	116,000	Long	6/11/2020	$11,796,040	$11,828,097	$32,057
Bank of America	MLEILAEN	1 Mo. LIBOR + .28%	77,664	Long	6/12/2020	7,897,652	7,919,114	21,462
Total						$19,693,692	$19,747,211	$53,519

*	Merrill Lynch Custom Basket Index.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2019

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Australia	$—	$15,843	$—	$15,843
Belgium	3,810	—	—	3,810
Canada	22,637	8,249	—	30,886
Denmark	—	6,813	—	6,813
Finland	3,159	—	—	3,159
France	3,097	12,304	—	15,401
Germany	5,148	39,600	—	44,748
Hong Kong	—	36,067	—	36,067
India	—	3,567	—	3,567
Indonesia	—	12,204	—	12,204
Ireland	29,294	14,505	—	43,799
Israel	—	5,979	—	5,979
Italy	4,955	24,646	—	29,601
Japan	9,243	104,815	—	114,058
Netherlands	10,303	6,515	—	16,818
Philippines	5,547	6,335	—	11,882
Portugal	—	11,976	—	11,976
South Korea	—	10,465	—	10,465
Spain	—	22,683	—	22,683
Sweden	—	19,739	—	19,739
Switzerland	—	15,958	—	15,958
Taiwan	—	6,110	—	6,110
United Arab Emirates	—	3,375	—	3,375
United Kingdom	27,129	35,132	—	62,261
United States	19,653	—	—	19,653
Vietnam	9,941	—	—	9,941
Short-Term Investment
Repurchase Agreement	—	21,963	—	21,963
Total	$153,916	$444,843	$—	$598,759
Other Financial Instruments
Total Return Swap Contracts
Assets	$—	$54	$—	$54
Liabilities	—	—	—	—
Total	$—	$54	$—	$54

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL VALUE FUND July 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
Common Stocks 94.98%

Australia 2.87%

Capital Markets 1.08%
Macquarie Group Ltd.	72,925	$6,382
Metals & Mining 1.79%
BHP Group Ltd.	382,315	10,526
Total Australia		16,908

Belgium 2.49%

Beverages 0.70%
Anheuser-Busch InBev SA	41,057	4,128
Insurance 1.79%
Ageas	196,775	10,564
Total Belgium		14,692

Canada 3.71%

Banks 1.57%
Royal Bank of Canada	116,900	9,231
Metals & Mining 0.79%
Lundin Mining Corp.	967,655	4,685
Oil, Gas & Consumable Fuels 1.35%
Pembina Pipeline Corp.	219,000	7,947
Total Canada		21,863

China 2.69%

Banks 1.05%
China Construction Bank Corp. Class H	8,098,000	6,217
Oil, Gas & Consumable Fuels 0.85%
CNOOC Ltd.	3,020,000	4,979
Real Estate Management & Development 0.79%
Logan Property Holdings Co., Ltd.	3,094,000	4,679
Total China		15,875

Finland 1.49%

Communications Equipment
Nokia OYJ	1,634,732	8,811

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL VALUE FUND July 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
France 10.57%

Banks 1.52%
Credit Agricole SA	754,641	$8,983
Construction & Engineering 0.93%
Vinci SA	53,242	5,477
Food Products 1.92%
Danone SA	130,579	11,333
Insurance 1.55%
AXA SA	362,338	9,127
Oil, Gas & Consumable Fuels 1.81%
Total SA	205,626	10,657
Pharmaceuticals 2.84%
Sanofi	201,137	16,761
Total France		62,338

Germany 13.03%

Air Freight & Logistics 1.39%
Deutsche Post AG Registered Shares	252,675	8,219
Auto Components 1.14%
Continental AG	49,177	6,742
Automobiles 1.37%
Volkswagen AG	47,519	8,102
Chemicals 1.19%
BASF SE	105,658	7,014
Industrial Conglomerates 1.47%
Siemens AG Registered Shares	79,749	8,679
Insurance 2.71%
Allianz SE Registered Shares	68,932	15,993
Media 0.18%
Stroeer SE & Co. KGaA	13,193	1,039
Pharmaceuticals 1.39%
Bayer AG Registered Shares	126,942	8,222
Real Estate Management & Development 1.32%
Vonovia SE	159,060	7,766
Semiconductors & Semiconductor Equipment 0.87%
Infineon Technologies AG	275,154	5,096
Total Germany		76,872

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL VALUE FUND July 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
Hong Kong 2.59%

Commercial Services & Supplies 1.22%
China Everbright International Ltd.	8,209,925	$7,230
Real Estate Management & Development 1.37%
Kerry Properties Ltd.	2,146,500	8,060
Total Hong Kong		15,290

India 0.14%

Thrifts & Mortgage Finance
Indiabulls Housing Finance Ltd.	108,472	838

Ireland 0.77%

Banks
Bank of Ireland Group plc	1,025,005	4,523

Italy 3.03%

Auto Components 0.72%
Freni Brembo SpA	416,128	4,256
Banks 0.89%
Intesa Sanpaolo SpA	2,407,615	5,222
Oil, Gas & Consumable Fuels 1.42%
Eni SpA	535,923	8,372
Total Italy		17,850

Japan 16.42%

Automobiles 2.83%
Toyota Motor Corp.	258,100	16,677
Banks 1.78%
Sumitomo Mitsui Financial Group, Inc.	300,000	10,491
Beverages 1.78%
Asahi Group Holdings Ltd.	242,900	10,521
Building Products 0.94%
Sanwa Holdings Corp.	495,600	5,525
Diversified Financial Services 1.04%
ORIX Corp.	431,000	6,151
Household Durables 2.18%
Sony Corp.	226,100	12,859

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL VALUE FUND July 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Insurance 1.86%
Tokio Marine Holdings, Inc.	206,700	$10,972
Machinery 1.18%
Komatsu Ltd.	311,400	6,963
Trading Companies & Distributors 2.83%
ITOCHU Corp.	477,100	9,084
Mitsubishi Corp.	283,200	7,605
		16,689
Total Japan		96,848

Luxembourg 1.24%

Real Estate Management & Development
Aroundtown SA	919,660	7,337

Macau 1.32%

Hotels, Restaurants & Leisure
Sands China Ltd.	1,623,600	7,793

Mexico 1.06%

Banks
Grupo Financiero Banorte SAB de CV	1,245,866	6,272

Netherlands 4.64%

Health Care Equipment & Supplies 1.46%
Koninklijke Philips NV	183,303	8,599
Oil, Gas & Consumable Fuels 3.18%
Royal Dutch Shell plc Class A ADR	298,374	18,764
Total Netherlands		27,363

New Zealand 1.28%

Diversified Telecommunication Services
Spark New Zealand Ltd.	2,885,087	7,521

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL VALUE FUND July 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
Portugal 0.74%

Banks
Banco Comercial Portugues SA	17,100,325	$4,370

Russia 1.52%

Oil, Gas & Consumable Fuels
Lukoil PJSC ADR	108,910	8,938

Singapore 1.47%

Banks
DBS Group Holdings Ltd.	454,500	8,666

Switzerland 5.68%

Insurance 1.61%
Swiss Life Holding AG Registered Shares	19,615	9,479
Pharmaceuticals 4.07%
Novartis AG Registered Shares	180,670	16,567
Roche Holding AG	27,898	7,467
		24,034
Total Switzerland		33,513

Taiwan 1.67%

Semiconductors & Semiconductor Equipment
Realtek Semiconductor Corp.	333,000	2,212
Taiwan Semiconductor Manufacturing Co., Ltd.	930,000	7,647
Total Taiwan		9,859

United Kingdom 14.56%

Aerospace & Defense 1.87%
BAE Systems plc	1,662,256	11,044
Banks 1.14%
Royal Bank of Scotland Group plc	2,547,990	6,713
Beverages 0.91%
Coca-Cola European Partners plc	96,883	5,384

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL VALUE FUND July 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Equity Real Estate Investment Trusts 0.29%
Derwent London plc	48,095	$1,704
Household Durables 0.95%
Persimmon plc	230,486	5,623
Metals & Mining 1.68%
Anglo American plc	404,932	9,923
Multi-Utilities 1.77%
National Grid plc	1,018,608	10,440
Personal Products 1.32%
Unilever NV	134,623	7,803
Pharmaceuticals 1.30%
AstraZeneca plc	88,483	7,644
Tobacco 1.94%
British American Tobacco plc	140,935	5,022
Imperial Brands plc	252,959	6,420
		11,442
Wireless Telecommunication Services 1.39%
Vodafone Group plc	4,493,464	8,178
Total United Kingdom		85,898
Total Common Stocks (cost $564,781,911)		560,238

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.84%

Repurchase Agreement

Repurchase Agreement dated 7/31/2019, 1.45% due 8/1/2019 with Fixed Income Clearing Corp. collateralized by $15,190,000 of U.S. Treasury Bond at 7.875% due 02/15/2021; value: $17,095,965; proceeds: $16,758,237 (cost $16,757,562)	$16,758	16,758
Total Investments in Securities 97.82% (cost $581,539,473)		576,996
Foreign Cash and Other Assets in Excess Liabilities 2.18%		12,866
Net Assets 100.00%		$589,862

ADR	American Depositary Receipt.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL VALUE FUND July 31, 2019

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Australia	$—	$16,908	$—	$16,908
Belgium	—	14,692	—	14,692
Canada	21,863	—	—	21,863
China	—	15,875	—	15,875
Finland	—	8,811	—	8,811
France	11,333	51,005	—	62,338
Germany	—	76,872	—	76,872
Hong Kong	—	15,290	—	15,290
India	—	838	—	838
Ireland	—	4,523	—	4,523
Italy	—	17,850	—	17,850
Japan	—	96,848	—	96,848
Luxembourg	—	7,337	—	7,337
Macau	—	7,793	—	7,793
Mexico	6,272	—	—	6,272
Netherlands	18,764	8,599	—	27,363
New Zealand	—	7,521	—	7,521
Portugal	—	4,370	—	4,370
Russia	—	8,938	—	8,938
Singapore	—	8,666	—	8,666
Switzerland	—	33,513	—	33,513
Taiwan	—	9,859	—	9,859
United Kingdom	5,384	80,514	—	85,898
Short-Term Investment
Repurchase Agreement	—	16,758	—	16,758
Total	$63,616	$513,380	$—	$576,996

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2019

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.42%

Aerospace & Defense 2.16%

Teledyne Technologies, Inc.*	149,970	$43,683

Auto Components 4.74%

Dorman Products, Inc.*	396,095	28,472
LCI Industries	420,804	38,558
Lear Corp.	227,900	28,893
Total		95,923

Banks 6.24%

Bank of Hawaii Corp.	249,627	21,281
Cullen/Frost Bankers, Inc.	273,957	26,009
East West Bancorp, Inc.	350,914	16,847
First Republic Bank/CA	215,248	21,387
Webster Financial Corp.	334,388	17,054
Western Alliance Bancorp*	478,895	23,677
Total		126,255

Beverages 1.00%

Cott Corp.	1,587,068	20,299

Building Products 4.13%

A.O. Smith Corp.	646,742	29,395
Allegion plc (Ireland)(a)	280,387	29,031
Simpson Manufacturing Co., Inc.	407,996	25,198
Total		83,624

Capital Markets 1.39%

Ares Capital Corp.	867,693	16,113
Hamilton Lane, Inc. Class A	205,346	12,054
Total		28,167

Chemicals 2.52%

Ashland Global Holdings, Inc.	127,268	10,115
Valvoline, Inc.	2,025,913	40,903
Total		51,018

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2019

Investments	Shares	Fair Value (000)
Communications Equipment 0.01%

Plantronics, Inc.	7,722	$297

Containers & Packaging 1.87%

Avery Dennison Corp.	151,703	17,426
Berry Global Group, Inc.*	451,328	20,332
Total		37,758

Electric: Utilities 1.50%

Portland General Electric Co.	554,839	30,433

Electrical Equipment 2.30%

Acuity Brands, Inc.	233,793	31,380
AMETEK, Inc.	169,521	15,191
Total		46,571

Electronic Equipment, Instruments & Components 4.90%

Amphenol Corp. Class A	322,834	30,127
FLIR Systems, Inc.	844,760	41,951
Littelfuse, Inc.	159,640	26,972
Total		99,050

Energy Equipment & Services 0.50%

Helmerich & Payne, Inc.	205,168	10,193

Equity Real Estate Investment Trusts 4.20%

Alexandria Real Estate Equities, Inc.	299,718	43,867
First Industrial Realty Trust, Inc.	543,036	20,738
UDR, Inc.	440,536	20,291
Total		84,896

Food & Staples Retailing 1.03%

Sprouts Farmers Market, Inc.*	1,228,227	20,794

Health Care Equipment & Supplies 7.26%

Cooper Cos., Inc. (The)	82,260	27,754
Hill-Rom Holdings, Inc.	346,298	36,929
LivaNova plc (United Kingdom)*(a)	279,397	21,528

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2019

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies (continued)

STERIS plc	248,784	$37,034
Teleflex, Inc.	30,353	10,312
Varian Medical Systems, Inc.*	114,415	13,429
Total		146,986

Health Care Providers & Services 1.01%

Encompass Health Corp.	318,527	20,335

Hotels, Restaurants & Leisure 1.50%

Dunkin’ Brands Group, Inc.	378,657	30,353

Industrial Conglomerates 1.63%

Carlisle Cos., Inc.	228,688	32,979

Information Technology Services 5.90%

Amdocs Ltd.	321,426	20,568
Booz Allen Hamilton Holding Corp.	598,485	41,146
EPAM Systems, Inc.*	78,487	15,210
Jack Henry & Associates, Inc.	144,079	20,128
MAXIMUS, Inc.	302,440	22,232
Total		119,284

Insurance 9.81%

Arch Capital Group Ltd.*	343,185	13,278
Argo Group International Holdings Ltd.	185,351	12,685
Axis Capital Holdings Ltd.	615,325	39,178
Brown & Brown, Inc.	406,821	14,617
Cincinnati Financial Corp.	118,128	12,679
Globe Life, Inc.*	279,364	25,511
Hanover Insurance Group, Inc. (The)	252,038	32,692
RenaissanceRe Holdings Ltd.	193,648	35,079
Selective Insurance Group, Inc.	169,252	12,728
Total		198,447

Life Sciences Tools & Services 5.52%

Bio-Techne Corp.	97,237	20,434
Charles River Laboratories International, Inc.*	261,794	35,222
ICON plc (Ireland)*(a)	151,917	23,725

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2019

Investments	Shares	Fair Value (000)
Life Sciences Tools & Services (continued)

PerkinElmer, Inc.	374,529	$32,254
Total		111,635

Machinery 3.72%

Crane Co.	360,095	30,140
Graco, Inc.	300,257	14,436
IDEX Corp.	91,145	15,332
Toro Co. (The)	211,747	15,420
Total		75,328

Media 1.51%

Interpublic Group of Cos., Inc. (The)	1,330,893	30,504

Metals & Mining 2.25%

Reliance Steel & Aluminum Co.	456,129	45,590

Multi-Utilities 2.69%

CMS Energy Corp.	432,699	25,192
NorthWestern Corp.	417,962	29,224
Total		54,416

Oil, Gas & Consumable Fuels 2.00%

Concho Resources, Inc.	192,164	18,770
Parsley Energy, Inc. Class A*	1,304,573	21,643
Total		40,413

Real Estate Management & Development 0.89%

Marcus & Millichap, Inc.*	541,700	17,984

Road & Rail 2.79%

Landstar System, Inc.	243,400	27,083
Old Dominion Freight Line, Inc.	175,575	29,318
Total		56,401

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2019

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 3.79%

Entegris, Inc.	862,159	$37,512
Monolithic Power Systems, Inc.	139,767	20,708
Teradyne, Inc.	330,933	18,443
Total		76,663

Software 2.22%

Cadence Design Systems, Inc.*	203,737	15,058
Paylocity Holding Corp.*	146,047	14,910
Synopsys, Inc.*	112,254	14,903
Total		44,871

Specialty Retail 4.67%

Advance Auto Parts, Inc.	200,344	30,180
Burlington Stores, Inc.*	212,861	38,474
Foot Locker, Inc.	627,570	25,768
Total		94,422

Textiles, Apparel & Luxury Goods 0.52%

Columbia Sportswear Co.	99,148	10,508

Water Utilities 1.25%

American Water Works Co., Inc.	221,071	25,375
Total Common Stocks (cost $1,686,282,248)		2,011,455

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.53%

Repurchase Agreement

Repurchase Agreement dated 7/31/2019, 1.45% due 8/1/2019 with Fixed Income Clearing Corp. collateralized by $10,465,000 of U.S. Treasury Note at 3.625% due 2/15/2021; value: $10,906,476; proceeds: $10,688,155 (cost $10,687,725)	$10,688	10,688
Total Investments in Securities 99.95% (cost $1,696,969,973)		2,022,143
Cash and Other Assets in Excess of Liabilities 0.05%		1,099
Net Assets 100.00%		$2,023,242

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2019

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,011,455	$—	$—	$2,011,455
Short-Term Investment
Repurchase Agreement	—	10,688	—	10,688
Total	$2,011,455	$10,688	$—	$2,022,143

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2019

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.28%

Banks 0.77%

Bridge Bancorp, Inc.	12,758	$373
Bryn Mawr Bank Corp.	10,161	377
Byline Bancorp, Inc.*	19,493	372
Total		1,122

Biotechnology 22.94%

Alector, Inc.*	90,969	1,921
ArQule, Inc.*	168,504	1,700
Audentes Therapeutics, Inc.*	39,943	1,555
CareDx, Inc.*	91,164	2,987
Coherus Biosciences, Inc.*	126,115	2,121
Deciphera Pharmaceuticals, Inc.*	56,330	1,245
Denali Therapeutics, Inc.*	112,844	2,409
Eidos Therapeutics, Inc.*	91,899	2,994
Intellia Therapeutics, Inc.*	45,495	823
Invitae Corp.*	39,863	1,072
Krystal Biotech, Inc.*	37,407	1,796
MacroGenics, Inc.*	52,092	750
Myovant Sciences Ltd. (United Kingdom)*(a)	142,948	1,029
NextCure, Inc.*	3,121	69
Ra Pharmaceuticals, Inc.*	81,028	2,758
Rocket Pharmaceuticals, Inc.*	72,545	884
Turning Point Therapeutics, Inc.*	61,712	2,459
Twist Bioscience Corp.*	82,092	2,768
uniQure NV (Netherlands)*(a)	13,188	774
Xencor, Inc.*	34,289	1,509
Total		33,623

Communications Equipment 2.21%

Calix, Inc.*	98,963	621
Comtech Telecommunications Corp.	87,765	2,612
Total		3,233

Construction & Engineering 1.87%

NV5 Global, Inc.*	34,452	2,738

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2019

Investments	Shares	Fair Value (000)
Electronic Equipment, Instruments & Components 6.00%

Badger Meter, Inc.	20,695	$1,107
Napco Security Technologies, Inc.*	81,870	2,370
OSI Systems, Inc.*	26,324	2,963
Vishay Precision Group, Inc.*	57,645	2,349
Total		8,789

Energy Equipment & Services 2.66%

DMC Global, Inc.	36,046	1,883
Solaris Oilfield Infrastructure, Inc. Class A	141,187	2,020
Total		3,903

Entertainment 0.79%

Glu Mobile, Inc.*	155,661	1,161

Food & Staples Retailing 2.02%

Chefs’ Warehouse, Inc. (The)*	81,293	2,965

Health Care Equipment & Supplies 12.44%

Axonics Modulation Technologies, Inc.*	53,471	1,962
Glaukos Corp.*	14,633	1,195
iRhythm Technologies, Inc.*	37,167	3,090
Neuronetics, Inc.*	109,007	1,298
Nevro Corp.*	25,326	1,693
OrthoPediatrics Corp.*	45,330	1,601
Shockwave Medical, Inc.*	25,573	1,251
Silk Road Medical, Inc.*	53,628	2,322
Tactile Systems Technology, Inc.*	40,535	2,341
Vapotherm, Inc.*	91,956	1,480
Total		18,233

Health Care Providers & Services 1.13%

PetIQ, Inc.*	48,230	1,651

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2019

Investments	Shares	Fair Value (000)
Health Care Technology 4.23%

Health Catalyst, Inc.*	29,359	$1,299
Inspire Medical Systems, Inc.*	54,718	3,701
Phreesia, Inc.*	44,019	1,203
Total		6,203

Household Durables 3.02%

LGI Homes, Inc.*	34,143	2,400
Lovesac Co. (The)*	94,573	2,028
Total		4,428

Information Technology Services 3.92%

Endava plc ADR*	61,855	2,288
I3 Verticals, Inc. Class A*	62,084	1,774
QIWI plc ADR	24,639	541
Virtusa Corp.*	25,599	1,144
Total		5,747

Insurance 6.64%

eHealth, Inc.*	50,251	5,214
Goosehead Insurance, Inc. Class A	48,840	2,198
Trupanion, Inc.*	72,293	2,325
Total		9,737

Internet & Direct Marketing Retail 1.47%

1-800-Flowers.com, Inc. Class A*	78,747	1,542
Jumia Technologies AG ADR*	35,934	611
Total		2,153

Leisure Products 2.97%

Malibu Boats, Inc. Class A*	71,242	2,146
YETI Holdings, Inc.*	63,633	2,212
Total		4,358

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2019

Investments	Shares	Fair Value (000)
Life Sciences Tools & Services 2.26%

Codexis, Inc.*	131,220	$2,410
Personalis, Inc.*	49,889	894
Total		3,304

Machinery 4.82%

Federal Signal Corp.	82,097	2,557
Kornit Digital Ltd. (Israel)*(a)	101,718	3,174
TriMas Corp.*	44,190	1,325
Total		7,056

Media 0.78%

Fluent, Inc.*	220,343	1,146

Pharmaceuticals 1.13%

MyoKardia, Inc.*	30,371	1,653

Professional Services 2.13%

Willdan Group, Inc.*	89,352	3,126

Semiconductors & Semiconductor Equipment 2.58%

CEVA, Inc.*	41,658	1,157
Ichor Holdings Ltd.*	71,312	1,798
Impinj, Inc.*	22,601	818
Total		3,773

Software 8.50%

8x8, Inc.*	45,019	1,088
Agilysys, Inc.*	47,568	1,167
Appian Corp.*	54,564	2,144
Everbridge, Inc.*	10,397	1,064
SVMK, Inc.*	125,144	2,124
Tufin Software Technologies Ltd. (Israel)*(a)	93,271	2,036
Upland Software, Inc.*	64,409	2,833
Total		12,456
Total Common Stocks (cost $114,501,615)		142,558

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2019

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 1.82%

Repurchase Agreement

Repurchase Agreement dated 7/31/2019, 1.45% due 8/1/2019 with Fixed Income Clearing Corp. collateralized by $2,705,000 of U.S. Treasury Note at 2.50% due 1/31/2021; value: $2,727,825; proceeds: $2,670,923 (cost $2,670,815)	$2,671	$2,671
Total Investments in Securities 99.10% (cost $117,172,430)		145,229
Cash and Other Assets in Excess of Liabilities 0.90%		1,322
Net Assets 100.00%		$146,551

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$142,558	$—	$—	$142,558
Short-Term Investment
Repurchase Agreement	—	2,671	—	2,671
Total	$142,558	$2,671	$—	$145,229

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

1. ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. The Trust consists of the following twelve funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”), Lord Abbett Focused Growth Fund (“Focused Growth Fund”), Lord Abbett Focused Small Cap Value (“Focused Small Cap Value Fund,” formerly “Micro-Cap Value Fund”), Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”), Lord Abbett Global Equity Research Fund (“Global Equity Research Fund”), Lord Abbett Global Select Equity (“Global Select Equity”), Lord Abbett Growth Leaders Fund (“Growth Leaders Fund”), Lord Abbett International Equity Fund (“International Equity Fund”), Lord Abbett International Value Fund (“International Value Fund”), Lord Abbett International Opportunities Fund (“International Opportunities Fund”), Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”) and Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”).

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Investments in the Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of July 31, 2019 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on each Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. International Opportunities and Alpha Strategy Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the period ended July 31, 2019:

Alpha Strategy Fund
Affiliated Issuer	Balance of Shares Held at 10/31/2018	Gross Additions	Gross Sales	Balance of Shares Held at 7/31/2019	Fair Value at 7/31/2019	Net Realized Gain 11/1/2018 to 7/31/2019		Dividend Income 11/1/2018 to 7/31/2019	Change in Appreciation (Depreciation) 11/1/2018 to 7/31/2019
Lord Abbett Developing Growth Fund, Inc. - Class I	6,541,320	1,791,547	(2,123,476)	6,209,391	195,471,632	$40,254,743	(a)	$—	$4,901,453
Lord Abbett Securities Trust - International Opportunities Fund - Class I	10,327,866	1,801,172	(69,697)	12,059,341	191,502,335	16,624,793	(b)	2,371,585	(13,323,055)
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I	5,184,452	1,881,786	(1,489,507)	5,576,731	97,090,893	21,980,898	(c)	—	(4,917,994)
Lord Abbett Securities Trust – Focused Small Cap Value Fund formerly (“Micro-Cap Value Fund”) - Class I	3,401,681	643,962	(459,853)	3,585,790	97,892,068	14,464,139	(d)	—	(11,757,699)
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I	8,664,921	1,605,013	(848,408)	9,421,526	195,779,300	10,184,557	(e)	—	(12,243,899)
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	10,300,878	1,025,112	(1,140,081)	10,185,909	194,041,559	19,430,954	(f)	604,961	(14,787,989)
Total					$971,777,787	$122,940,084		$2,976,546	$(52,129,183)

(a)	Includes $40,614,359 of distributed capital gains.
(b)	Includes $16,427,382 of distributed capital gains.
(c)	Includes $25,874,563 of distributed capital gains.
(d)	Includes $14,331,707 of distributed capital gains.
(e)	Includes $25,942,632 of distributed capital gains.
(f)	Includes $17,898,308 of distributed capital gains.

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of July 31, 2019, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Developing Growth Fund, Inc.-Class I	20.10%
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund -Class I	20.10%
Lord Abbett Securities Trust-International Opportunities Fund-Class I	19.70%
Lord Abbett Securities Trust-Micro-Cap Growth Fund-Class I	10.00%
Lord Abbett Securities Trust- Focused Small Cap Value Fund formerly (“Micro-Cap Value Fund”) - Class I	10.10%
Lord Abbett Securities Trust- Value Opportunities Fund-Class I	20.00%

The Ten Largest Holdings and the Holdings by Sector, as of July 31, 2019, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Everbridge, Inc.	2.84%
Glaukos Corp.	2.22%
Chegg, Inc.	2.19%
Repligen Corp.	2.15%
Planet Fitness, Inc. Class A	2.07%
Tandem Diabetes Care, Inc.	1.95%
Alteryx, Inc. Class A	1.94%
YETI Holdings, Inc.	1.92%
Blueprint Medicines Corp.	1.92%
Inspire Medical Systems, Inc.	1.78%

Holdings by Sector*	% of Investments
Communication Services	1.45%
Consumer Discretionary	17.12%
Consumer Staples	1.61%
Energy	0.86%
Financials	4.76%
Health Care	31.41%
Industrials	8.45%
Information Technology	32.64%
Repurchase Agreement	1.70%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

International Opportunities Fund

Ten Largest Holdings	% of Investments
C&C Group plc	1.84%
CAE, Inc.	1.82%
UDG Healthcare plc	1.74%
Axis Capital Holdings Ltd.	1.73%
Hibernia REIT plc	1.72%
Azbil Corp.	1.66%
VinaCapital Vietnam Opportunity Fund Ltd.	1.66%
Applus Services SA	1.64%
SHO-BOND Holdings Co., Ltd.	1.59%
SIG Combibloc Group AG	1.59%

Holdings by Sector*	% of Investments
Communication Services	5.93%
Consumer Discretionary	11.74%
Consumer Services	0.71%
Consumer Staples	8.38%
Financials	15.15%
Health Care	8.50%
Industrials	17.55%
Information Technology	9.92%
Materials	6.37%
Real Estate	9.52%
Utilities	2.56%
Repurchase Agreement	3.67%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Micro Cap Growth Fund

Ten Largest Holdings	% of Investments
eHealth, Inc.	3.59%
Inspire Medical Systems, Inc.	2.55%
Kornit Digital Ltd. (Israel)	2.19%
Willdan Group, Inc.	2.15%
iRhythm Technologies, Inc.	2.13%
Eidos Therapeutics, Inc.	2.06%
CareDx, Inc.	2.06%
Chefs’ Warehouse, Inc. (The)	2.04%
OSI Systems, Inc.	2.04%
Upland Software, Inc.	1.95%

Holdings by Sector*	% of Investments
Communication Services	1.59%
Consumer Discretionary	7.53%
Consumer Staples	2.04%
Energy	2.69%
Financials	7.48%
Health Care	44.53%
Industrials	8.89%
Information Technology	23.41%
Repurchase Agreement	1.84%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Focused Small Cap Value Fund formerly (“Micro-Cap Value Fund”)

Ten Largest Holdings	% of Investments
ProSight Global, Inc.	2.43%
Natus Medical, Inc.	2.39%
Triumph Group, Inc.	2.38%
Urban Outfitters, Inc.	2.36%
LCI Industries	2.30%
Axis Capital Holdings Ltd.	2.28%
Arcosa, Inc.	2.25%
Steelcase, Inc. Class A	2.22%
Spectrum Brands Holdings, Inc.	2.19%
EMCOR Group, Inc.	2.17%
Total

Holdings by Sector*	% of Investments
Communication Services	3.34%
Consumer Discretionary	16.28%
Consumer Staples	4.32%
Energy	5.56%
Financials	27.94%
Health Care	4.35%
Industrials	22.32%
Information Technology	6.49%
Materials	6.77%
Real Estate	1.96%
Repurchase Agreement	0.67%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Small Cap Value Fund

Ten Largest Holdings	% of Investments
Cambrex Corp.	1.95%
Argo Group International Holdings Ltd.	1.84%
LCI Industries	1.83%
EMCOR Group, Inc.	1.77%
Entegris, Inc.	1.72%
Columbus McKinnon Corp.	1.71%
NorthWestern Corp.	1.71%
Portland General Electric Co.	1.69%
Western Alliance Bancorp	1.67%
Gibraltar Industries, Inc.	1.66%

Holdings by Sector*	% of Investments
Communication Services	2.04%
Consumer Discretionary	11.81%
Consumer Staples	2.39%
Energy	4.44%
Financials	24.76%
Health Care	5.07%
Industrials	17.52%
Information Technology	11.60%
Materials	7.28%
Real Estate	7.35%
Utilities	5.42%
Repurchase Agreement	0.32%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Value Opportunities Fund

Ten Largest Holdings	% of Investments
Reliance Steel & Aluminum Co.	2.25%
Alexandria Real Estate Equities, Inc.	2.17%
Teledyne Technologies, Inc.	2.16%
FLIR Systems, Inc.	2.07%
Booz Allen Hamilton Holding Corp.	2.03%
Valvoline, Inc.	2.02%
Axis Capital Holdings Ltd.	1.94%
LCI Industries	1.91%
Burlington Stores, Inc.	1.90%
Entegris, Inc.	1.86%

Holdings by Sector*	% of Investments
Communication Services	1.51%
Consumer Discretionary	11.43%
Consumer Staples	2.03%
Energy	2.50%
Financials	17.45%
Health Care	13.80%
Industrials	16.74%
Information Technology	16.82%
Materials	6.65%
Real Estate	5.09%
Utilities	5.45%
Repurchase Agreement	0.53%
Total	100.00%

*	A sector may comprise several industries.